FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Sensitivity Analysis of Market Risk (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in price	$ (26)
Increase (decrease) in earnings due to reasonably possible decrease in price	26
Crude oil
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible decrease in price	28
Value of reasonably possible increase in price	(30)
Natural Gas
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible decrease in price	(9)
Value of reasonably possible increase in price	9
Liquids (bpd)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible decrease in price	32
Value of reasonably possible increase in price	$ (32)